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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21507

Evergreen Utilities and High Income Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Item 1 - Reports to Stockholders.

Evergreen Utilities and High Income Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	STATEMENT OF CASH FLOWS
19	NOTES TO FINANCIAL STATEMENTS
26	AUTOMATIC DIVIDEND REINVESTMENT PLAN
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

April 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Utilities and High Income Fund covering the six-month period ended February 28, 2007.

A growing sense of confidence led to positive returns in both the domestic fixed-income and equity markets for the six-month period. Investor sentiment was sustained by the combination of receding commodity prices and the Federal Reserve Board’s policy to leave short-term interest rates unchanged. In the fixed-income market, corporate securities performed particularly well, supported by a growing economy and improving business profitability. The steady rise in corporate earnings helped generate solid returns in the equity market, despite some short-term volatility.

While Gross Domestic Product grew by a rate of 3.3% for 2006, the expansion moderated in the second half of the year as economic activity increased at a 2.0% pace in the third quarter and at a 2.5% pace in the final quarter of the calendar year. The deceleration in the economy was most evident in the housing and automotive industries. While overall personal consumption and manufacturing activity increased, growth in business investment fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion. We held to that opinion despite the major sell-off that hit the

LETTER TO SHAREHOLDERS continued

equity market in the closing days of February, viewing this market pullback as a temporary episode.

In this environment, the portfolio managers of Evergreen Utilities and High Income Fund continued to seek a high level of current income and moderate capital growth for investors. In managing this closed-end fund, our investment professionals maintained significant allocations to equity and convertible securities of utility companies as well as high-yield corporate debt.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective October 1, 2006 Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became an investment sub-advisor to the Fund. In addition, effective December 15, 2006, Crow Point Partners, LLC also became an investment sub-advisor to the Fund.

Notification of Investment Strategy Change:

Effective June 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended
	February 28,	Year Ended August 31,
	2007
	(unaudited)	2006	2005	2004[1]

Net asset value, beginning of period	$23.16	$ 25.43	$19.76	$ 19.10[2]

Income from investment operations
Net investment income (loss)	0.58[3]	4.07[3]	1.80	0.77
Net realized and unrealized gains or losses on investments	3.06	(0.51)	5.64	0.34
Distributions to preferred shareholders from[3]
Net investment income	(0.25)	(0.39)	(0.15)	(0.02)
Net realized gains	0	(0.02)	(0.04)	0

Total from investment operations	3.39	3.15	7.25	1.09

Distributions to common shareholders from
Net investment income	(2.56)	(2.76)	(1.58)	(0.30)
Net realized gains	0	(2.67)	0	0

Total distributions to common shareholders	(2.56)	(5.43)	(1.58)	(0.30)

Offering costs charged to capital for
Common shares	0	0	0	(0.04)
Preferred shares	0	0.01[3,4]	0	(0.09)

Total offering costs	0	0.01	0	(0.13)

Net asset value, end of period	$23.99	$ 23.16	$25.43	$ 19.76

Market value, end of period	$27.08	$ 23.50	$22.21	$ 18.29

Total return based on market value[5]	26.99%	35.89%	31.00%	(7.05%)

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$206,955	$195,955	$250,826	$227,328
Liquidation value of preferred shares, end of period (thousands)	$80,000	$ 80,000	$80,000	$ 80,000
Asset coverage ratio, end of period	363%	341%	406%	284%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements and interest expense but excluding expense reductions	1.44%[6]	1.70%	1.49%	1.31%[6]
Expenses including interest expense but excluding waivers/reimbursements and expense reductions	1.44%[6]	1.70%	1.54%	1.31%[6]
Interest expense	0.24%[6]	0.31%	0.30%	0.29%[6]
Net investment income (loss)[7]	2.80%[6]	16.00%	8.50%	12.05%[6]
Portfolio turnover rate	44%	122%	126%	55%

1 For the period from April 30, 2004 (commencement of operations), to August 31, 2004.

2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

3 Calculated based on average common shares outstanding during the period.

4 Amount represents a refund of certain preferred share offering expenses .

5 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

6 Annualized

7 The net investment income (loss) ratio reflects distributions paid to preferred shareholders .

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 35.3%
CONSUMER DISCRETIONARY 7.8%
Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	$500,000	$445,000
Lear Corp., 8.75%, 12/01/2016	1,000,000	968,750

		1,413,750

Diversified Consumer Services 0.4%
Service Corporation International, 7.00%, 06/15/2017	1,000,000	1,015,000

Hotels, Restaurants & Leisure 1.3%
Caesars Entertainment, Inc., 8.125%, 05/15/2011	1,000,000	1,063,750
Festival Fun Parks, LLC, 10.875%, 04/15/2014	475,000	495,188
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	1,012,500
Town Sports International, Inc., 9.625%, 04/15/2011	642,000	676,507

		3,247,945

Media 2.6%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,032,500
Lamar Media Corp., 6.625%, 08/15/2015	1,000,000	990,000
LIN TV Corp., 6.50%, 05/15/2013	835,000	818,300
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	500,000	511,250
Mediacom Communications Corp., 9.50%, 01/15/2013	1,000,000	1,030,000
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	895,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,000,000	1,090,000

		6,367,050

Multi-line Retail 0.5%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,000,000	1,027,853
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	110,500

		1,138,353

Specialty Retail 1.2%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,500,000	1,567,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	312,000
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,053,130

		2,932,630

Textiles, Apparel & Luxury Goods 1.2%
Levi Strauss & Co., 9.75%, 01/15/2015	800,000	884,000
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,045,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,070,000

		2,999,000

CONSUMER STAPLES 2.0%
Food & Staples Retailing 1.2%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,047,500
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,031,250
SUPERVALU, Inc., 7.50%, 11/15/2014	750,000	783,419

		2,862,169

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.8%
Dean Foods Co., 8.15%, 08/01/2007	$500,000	$504,375
Del Monte Foods Co., 6.75%, 02/15/2015	1,500,000	1,485,000

		1,989,375

ENERGY 5.4%
Energy Equipment & Services 0.8%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	150,000	142,500
Parker Drilling Co., 9.625%, 10/01/2013	815,000	890,387
PHI, Inc., 7.125%, 04/15/2013	1,000,000	975,000

		2,007,887

Oil, Gas & Consumable Fuels 4.6%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	1,017,500
El Paso Corp., 7.75%, 06/01/2013	1,000,000	1,050,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,500,000	1,526,250
Ferrellgas Partners, LP, 6.75%, 05/01/2014	1,000,000	985,000
Forest Oil Corp., 7.75%, 05/01/2014	1,000,000	1,020,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	125,000
Peabody Energy Corp., 6.875%, 03/15/2013	1,000,000	1,017,500
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	750,000	751,875
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,000,000	1,020,000
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	500,000	507,500
Williams Cos., 7.125%, 09/01/2011	1,000,000	1,050,000
Williams Partners, LP, 7.25%, 02/01/2017 144A	1,225,000	1,292,375

		11,363,000

FINANCIALS 3.1%
Consumer Finance 1.1%
Ford Motor Credit Co., 5.70%, 01/15/2010	745,000	718,886
General Motors Acceptance Corp., 5.625%, 05/15/2009	1,000,000	986,722
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,000,000	947,500

		2,653,108

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,500,000	1,623,750

Real Estate Investment Trusts 1.3%
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,000,000	1,017,500
7.00%, 01/15/2016	250,000	254,375
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	1,000,000	1,005,000
Ventas, Inc., 7.125%, 06/01/2015	1,000,000	1,048,750

		3,325,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.0%
Health Care Providers & Services 0.8%
HCA, Inc., 9.25%, 11/15/2016 144A	$915,000	$982,481
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	1,046,250

		2,028,731

Pharmaceuticals 0.2%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	500,000	501,250

INDUSTRIALS 3.2%
Commercial Services & Supplies 1.7%
Adesa, Inc., 7.625%, 06/15/2012	1,000,000	1,030,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	1,000,000	1,007,500
Corrections Corporation of America, 6.25%, 03/15/2013	1,050,000	1,052,625
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	1,045,000

		4,135,125

Machinery 0.8%
Manitowoc Co., 7.125%, 11/01/2013	1,000,000	1,025,000
Terex Corp., 7.375%, 01/15/2014	1,000,000	1,032,500

		2,057,500

Road & Rail 0.5%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	1,250,000	1,275,000

Trading Companies & Distributors 0.2%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	364,000	394,940

INFORMATION TECHNOLOGY 1.6%
IT Services 1.2%
Iron Mountain, Inc., 8.625%, 04/01/2013	1,000,000	1,030,000
SunGard Data Systems, Inc., 4.875%, 01/15/2014	1,000,000	910,000
Unisys Corp., 8.00%, 10/15/2012	1,000,000	1,015,000

		2,955,000

Semiconductors & Semiconductor Equipment 0.4%
Freescale Semiconductor, 8.875%, 12/15/2014 144A	1,000,000	1,018,750

MATERIALS 4.0%
Chemicals 1.4%
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,000,000	1,062,500
Lyondell Chemical Co., 10.50%, 06/01/2013	1,000,000	1,100,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	600,000	648,000
Westlake Chemical Corp., 6.625%, 01/15/2016	600,000	591,000

		3,401,500

Containers & Packaging 0.9%
Crown Americas, Inc., 7.75%, 11/15/2015	1,000,000	1,050,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,010,000	1,004,950

		2,054,950

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	$ 1,000,000	$1,027,500

Paper & Forest Products 1.3%
Boise Cascade, LLC, 7.125%, 10/15/2014	1,250,000	1,231,250
Bowater, Inc., 6.50%, 06/15/2013	500,000	468,750
P. H. Glatfelter, 7.125%, 05/01/2016	800,000	816,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	650,000	689,000

		3,205,000

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.8%
Citizens Communications Co., 7.875%, 01/15/2027 144A	1,210,000	1,267,475
Embarq Corp., 7.08%, 06/01/2016	1,000,000	1,035,810
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,000,000	1,000,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,000,000	1,066,250

		4,369,535

Wireless Telecommunication Services 0.4%
Rural Cellular Corp., 8.25%, 03/15/2012	1,000,000	1,042,500

UTILITIES 5.0%
Electric Utilities 2.9%
Aquila, Inc., 14.875%, 07/01/2012	1,000,000	1,310,000
CMS Energy Corp., 7.50%, 01/15/2009	1,000,000	1,027,500
DPL, Inc., 6.875%, 09/01/2011	1,000,000	1,065,095
Edison International, 7.73%, 06/15/2009	1,000,000	1,037,500
El Paso Electric Co., 7.80%, 08/01/2031	875,000	959,219
Mirant North America, LLC, 7.375%, 12/31/2013	975,000	1,006,687
NRG Energy, Inc., 7.25%, 02/01/2014	700,000	715,750
Reliant Energy, Inc., 6.75%, 12/15/2014	1,000,000	1,042,500

		8,164,251

Gas Utilities 0.4%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,000,000	1,026,842

Independent Power Producers & Energy Traders 1.3%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,052,500
Dynegy, Inc., 8.375%, 05/01/2016	1,000,000	1,075,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	961,186	978,217

		3,105,717

Total Corporate Bonds (cost $86,050,055)		86,702,733

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 2.1%
ENERGY 2.1%
Oil, Gas & Consumable Fuels 2.1%
El Paso Corp., 4.99%, 12/31/2049 (cost $4,534,688)	4,000	$5,089,000

COMMON STOCKS 67.3%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Idearc, Inc. *	15,000	510,000

ENERGY 13.7%
Oil, Gas & Consumable Fuels 13.7%
Copano Energy, LLC	93,440	6,174,515
Crosstex Energy, Inc. (p)	255,000	8,274,750
Enbridge, Inc. (p)	124,000	3,939,480
Southwestern Energy Co. *	25,000	975,000
Spectra Energy Corp. *	37,500	964,875
Valero GP Holdings, LLC (p)	275,000	7,243,500
Williams Partners, LP (p)	140,000	6,048,000

		33,620,120

TELECOMMUNICATION SERVICES 22.5%
Diversified Telecommunication Services 13.1%
AT&T, Inc.	250,000	9,200,000
Elisa Oyj	100,000	2,944,486
Shenandoah Telecommunications Co.+	170,000	7,493,600
TELUS Corp.	75,000	3,609,711
Verizon Communications, Inc.	200,000	7,486,000
Windstream Corp.	100,000	1,505,000

		32,238,797

Wireless Telecommunication Services 9.4%
Alltel Corp.	160,000	9,694,400
American Tower Corp., Class A *	125,000	4,842,500
Bouygues SA	50,000	3,476,132
Rogers Communications, Inc., Class B	150,000	4,897,500

		22,910,532

UTILITIES 30.9%
Electric Utilities 22.9%
Allegheny Energy, Inc. *	50,000	2,362,000
Cleco Corp.	50,000	1,310,000
DPL, Inc. (p)	325,000	9,805,250
Duke Energy Corp.	75,000	1,476,750
E.ON AG, ADR	100,000	4,361,000
Edison International	75,000	3,519,000
Enel SpA	300,000	3,131,372
Entergy Corp.	21,000	2,072,700

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Exelon Corp.	57,000	$3,758,010
FirstEnergy Corp.	47,000	2,940,790
Fortum Oyj	350,000	9,631,784
ITC Holdings Corp.	36,000	1,580,760
Maine & Maritimes Corp.	1,135	20,316
MGE Energy, Inc.	15,000	501,150
Mirant Corp.	75,072	2,797,183
Northeast Utilities	200	5,812
Scottish and Southern Energy plc	250,000	7,049,743

		56,323,620

Gas Utilities 0.1%
Snam Rete Gas SpA	50,000	298,335

Independent Power Producers & Energy Traders 4.4%
Constellation Energy Group, Inc.	100,000	7,867,000
Ormat Technologies, Inc. (p)	75,000	2,913,750

		10,780,750

Multi-Utilities 1.1%
RWE AG	25,000	2,548,463
Wisconsin Energy Corp.	1,500	71,925

		2,620,388

Water Utilities 2.4%
Aqua America, Inc. (p)	25,000	569,750
Kelda Group plc	100,000	1,746,156
Pennichuck Corp.	150,000	3,642,000

		5,957,906

Total Common Stocks (cost $129,091,143)		165,260,448

PREFERRED STOCKS 7.7%
UTILITIES 7.7%
Electric Utilities 7.4%
Carolina Power & Light Co., 5.00%	9,217	847,388
Connecticut Light & Power Co., Ser. 1947, 2.00%	22,000	772,750
Connecticut Light & Power Co., Ser. 1949, 2.04%	9,600	344,100
Consolidated Edison, Inc., 5.00%	22,820	2,105,145
Dayton Power & Light Co., Ser. A, 3.75%	9,416	670,302
Dayton Power & Light Co., Ser. B, 3.75%	5,120	367,200
Entergy Arkansas, Inc., 6.08%	644	62,710
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	27,000	458,158
Louisville Gas & Electric Co., 5.00%	40,592	1,120,339
Pacific Gas & Electric Co., Ser. D, 5.00%	126,000	2,882,250
Pacific Gas & Electric Co., Ser. H, 4.50%	33,800	743,600
Pacific Gas & Electric Co., Ser. I, 4.36%	34,800	717,750
PECO Energy Co., Ser. C, 4.40%	29,590	2,522,547

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Southern California Edison Co., Ser. B, 4.08%	45,900	$907,443
Southern California Edison Co., Ser. D, 4.32%	54,000	1,102,950
Union Electric Co., 4.50%	14,600	1,255,600
Union Electric Co., 4.56%	11,190	973,530
Union Electric Co., Ser. 1969, 4.00%	4,200	324,450

		18,178,212

Water Utilities 0.3%
Hackensack Water Co., 4.99% (h)	10,469	837,520

Total Preferred Stocks (cost $18,472,850)		19,015,732

ESCROW SHARES 0.0%
Mirant Corp. Escrow * + (h) (cost $0)	5,000,000	0

EXCHANGE TRADED FUND 0.4%
Tortoise Capital Resources Corp. - (cost $1,125,000)	75,000	1,087,500

UNIT INVESTMENT TRUST 0.2%
Kayne Anderson MLP Investment Co. - (cost $375,000)	15,000	493,650

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 15.8%
CORPORATE BONDS 0.8%
Diversified Financials 0.8%
Bank of America Corp., FRN, 5.36%, 06/13/2007 (pp)	$ 2,000,426	2,000,426

	Shares	Value

MUTUAL FUND SHARES 4.4%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q (pp)	62,172	62,172
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø µ	10,603,363	10,603,363

		10,665,535

	Principal
	Amount	Value

REPURCHASE AGREEMENTS^ 10.6%
Barclays plc, 5.36%, dated 02/28/2007, maturing 03/01/2007, maturity value
$3,000,447 (1) (pp)	$ 3,000,000	3,000,000
BNP Paribas SA, 5.36%, dated 02/28/2007, maturing 03/01/2007, maturity value
$1,000,149 (2) (pp)	1,000,000	1,000,000
Countrywide Securities Corp., 5.34%, dated 02/28/2007, maturing 03/01/2007,
maturity value $1,000,148 (3) (pp)	1,000,000	1,000,000
Credit Suisse First Boston Corp., 5.35%, dated 02/28/2007, maturing 03/01/2007,
maturity value $6,000,892 (4) (pp)	6,000,000	6,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS^ continued
Deutsche Bank AG, 5.36%, dated 02/28/2007, maturing 03/01/2007, maturity
value $2,000,298 (5) (pp)	$ 2,000,000	$2,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 02/28/2007, maturing 03/01/2007,
maturity value $4,000,596 (6) (pp)	4,000,000	4,000,000
JPMorgan Chase & Co., 5.34%, dated 02/28/2007, maturing 03/01/2007,
maturity value $3,000,445 (7) (pp)	3,000,000	3,000,000
Lehman Brothers, Inc., 5.35%, dated 02/28/2007. maturing 03/01/2007,
maturity value $1,000,149 (8) (pp)	1,000,000	1,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 02/28/2007, maturing 03/01/2007,
maturity value $4,000,594 (9) (pp)	4,000,000	4,000,000
Nomura Securities International, Inc., 5.36%, dated 02/28/2007,
maturing 03/01/2007, maturity value $1,000,149 (10) (pp)	1,000,000	1,000,000

		26,000,000

Total Short-Term Investments (cost $38,665,961)		38,665,961

Total Investments (cost $278,314,697) 128.8%		316,315,024
Other Assets and Liabilities and Preferred Shares (28.8%)		(109,360,502)

Net Assets Applicable to Common Shareholders 100.0%		$206,954,522

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(pp)	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
^	Collateralized by:
(1) $1,415,040 FHLMC Discount Note, 0.00%, 07/16/2007, value is $1,387,305; $1,707,720 FHLMC Discount Note,
0.00%, 07/23/2007, value is $1,672,712.
(2) $293,610 Bank of Ireland Capital Funding, FRN, 5.57%, 02/01/2016, value including accrued interest is
$292,911; $60,574 Codelco, Inc., 6.375%, 11/30/2012 144A, value including accrued interest is $65,019;
$12,500 Harley-Davidson Motorcycle Trust, Ser. 2006-3, Class B, 5.43%, 11/15/2014, value including accrued interest is $12,618; $310,953 JPMorgan Chase & Co., Ser. R, 6.95%, 08/17/2036, value including accrued interest is $343,759; $275,400 Textron Financial Corp., 5.875%, 06/01/2007, value including accrued interest is
$279,630; $25,709 Verizon Communications, Inc., 5.85%, 09/15/2035, value including accrued interest is
$26,063.
(3) $632,921 Countrywide Alternative Loan Trust, Ser. 2007-J1, Class 2A10, 6.00%, 03/25/2037, value including accrued interest is $636,990; $382,398 Argent Securities, Inc., Ser. 2006-W3, Class AC2, 04/25/2036, value including accrued interest is $383,010.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

^	Collateralized by:
	(4)	$443,209 Connecticut Light & Power, Ser. D, 7.875%, 10/01/2024, value including accrued interest is $552,008;
$1,126,091 Kraft Foods, Inc., 5.625%, 11/01/2011, value including accrued interest is $1,170,272; $545,455
Kraft Foods, Inc., 6.50%, 11/01/2031, value including accrued interest is $599,267; $150,000 Kraft Foods, Inc.,
6.25%, 11/12/2009, value including accrued interest is $159,684; $468,491 Kraft Foods, Inc., 4.125%,
11/12/2009, value including accrued interest is $463,096; $1,694,182 Motorola, Inc., 4.61%, 11/16/2007, value including accrued interest is $1,687,456; $726,545 Motorola, Inc., 8.00%, 11/01/2011 144A, value including accrued interest is $824,029; $20,455 Transocean, Inc., 7.45%, 04/15/2027, value including accrued interest is
$23,351; $272,727 Wisconsin Energy Corp., 6.50%, 04/01/2011, value including accrued interest is $285,638;
$348,000 Wisconsin Energy Corp., 5.50%, 12/01/2008, value including accrued interest is $355,272.
	(5)	$280,000 Atrium CDO Corp., Ser. 4A, Class B, FRN, 6.10%, 06/08/2019, value including accrued interest is
$283,820; $280,000 Barramundi CDO, Ltd., Ser. 2006-1A, Class C, FRN, 6.47%, 12/11/2051, value is $280,000;
$287,200 Marshall & Isley Bank, 5.15%, 02/22/2012, value including accrued interest is $288,699; $288,000
Residential Asset Securities Corp., Ser. 2004-KS2, Class M21, FRN, 5.83%, 03/25/2034, value including accrued interest is $257,048; $272,000 Singapore Power Assets, Ltd., 5.00%, 10/22/2013 144A, value including interest is $275,302; $103,072 SouthTrust Bank NA, FRN, 5.43%, 03/19/2007, value including accrued interest is
$103,457; $276,800 Static Residential CDO, Ltd., Ser. 2006-CA, Class C, FRN, 8.12%, 12/12/2041, value is
$276,800; $273,568 Toyota Motor Credit Corp., 5.375%, 01/28/2010, value including accrued interest is
$274,875.
	(6)	$307,319 FHLMC, 4.50%, 01/01/2036, value including accrued interest is $287,802; $300,000 FNMA, 7.50%,
11/01/2034, value including accrued interest is $155,255; $142,043 FNMA, 5.00%, 02/01/2037, value including accrued interest is $138,686; $297,344 FNMA, 6.00%, 02/01/2037, value including accrued interest is $301,654;
$321,472 FNMA, 6.50%, 02/01/2037, value including accrued interest is $329,533; $296,666 FNMA, 5.50%,
02/01/2022, value including accrued interest is $297,784; $379,074 FNMA, 6.50%, 02/01/2037, value including accrued interest is $388,276; $337,100 FNMA, 5.00%, 02/01/2022, value including accrued interest is $333,232;
$368,220 FNMA, 5.00%, 02/01/2037, value including accrued interest is $359,517; $340,977 FNMA, 5.50%,
02/01/2037, value including accrued interest is $340,302; $289,524 FNMA, 6.00%, 03/01/2037, value including interest is $293,725; $338,224 FNMA, 5.50%, 01/01/2022, value including accrued interest is $340,824;
$167,200 FNMA, 5.00%, 02/01/2037, value including interest accrued is $163,248; $363,268 FNMA, 5.00%,
01/01/2037, value including accrued interest is $350,277.
	(7)	$3,079,200 Ranger Funding Co., LLC, 5.32%, 04/12/2007, value including accrued interest is $3,060,048.
	(8)	$1,046,900 Egypt, 4.45%, 09/15/2015, value including accrued interest is $1,020,037.
	(9)	$188,195 Genworth Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $194,119;
$112,846 Petroliam Nasional, 7.63%, 10/15/2026 144A, value including accrued interest is $141,034; $210,244
Reed Elsevier Capital, 4.63%, 06/15/2012, value including accrued interest is $205,517; $585,366 Reed Elsevier
Capital, FRN, 5.68%, 06/15/2010, value including accrued interest is $586,601; $325,203 Schering-Plough Corp.,
6.50%, 12/01/2033, value including accrued interest is $369,577; $626,179 Swiss Capital, LP, FRN, 6.85%,
05/25/2016 144A, value including accrued interest is $667,500; $1,105,691 Textron Financial Corp., FRN, 5.46%,
09/29/2009, value including accrued interest is $1,115,790; $617,236 United Utilities plc, 5.38%, 02/01/2019,
value including accrued interest is $599,336; $169,919 Hutchison Whampoa, Ltd., 7.45%, 11/24/2033, value including accrued interest is $200,580.
	(10)	$125,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, FRN, 5.65%, 01/19/2036, value including accrued interest is $60,824; $198,850 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR9, Class 3A4, 6.01%,
06/25/2036, value including accrued interest is $203,096; $309,628 MASTR Alternative Loans Trust, Ser. 2007-1,
Class 3A1, 6.00%, 11/25/2021, value including accrued interest is $304,263; $58,990 Merrill Lynch Mtge.
Investors Trust, Ser. 2006-A3, Class 4A2, 6.24%, 05/25/2036, value including accrued interest is $55,861;
$497,691 Nomura Asset Acceptance Corp., Ser. 2005-AR6, Class 1A, 5.72%, 12/25/2035, value including accrued interest is $352,428; $9,486 Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.58%, 04/25/2036,
value including accrued interest is $8,049; $45,000 Washington Mutual Mtge. Pass Through, Ser. 2006-AR5, Class
4A1B, FRN, 5.60%, 07/25/2046, value including accrued interest is $35,480.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2007 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

The following table shows the percent of total long-term investments by geographic location as of February 28, 2007:
United States	84.9%
Finland	4.0%
Canada	3.9%
United Kingdom	2.8%
Germany	2.2%
France	1.1%
Italy	1.1%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2007:
AAA	14.1%
BBB	3.6%
BB	30.0%
B	52.3%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan)
based on effective maturity as of February 28, 2007:
Less than 1 year	14.6%
1 to 3 year(s)	4.8%
3 to 5 years	12.2%
5 to 10 years	63.3%
10 to 20 years	4.2%
20 to 30 years	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)

Assets
Investments in securities, at value (cost $241,711,334) including $26,628,387
of securities loaned	$279,711,661
Investments in affiliated money market fund, at value (cost $10,603,363)	10,603,363
Investment in repurchase agreements, at value (cost $26,000,000)	26,000,000

Total investments	316,315,024
Foreign currency, at value (cost $104,553)	106,137
Receivable for securities sold	7,058,092
Dividends and interest receivable	2,372,187
Receivable for securities lending income	6,826
Unrealized gains on interest rate swap transactions	174,583

Total assets	326,032,849

Liabilities
Dividends payable applicable to common shareholders	1,725,198
Payable for securities purchased	1,463,257
Payable for reverse repurchase agreements	7,741,266
Payable for securities on loan	28,062,598
Advisory fee payable	4,851
Due to other related parties	404
Accrued expenses and other liabilities	57,601

Total liabilities	39,055,175

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 3,200 shares, including dividends payable
of $23,152	80,023,152

Net assets applicable to common shareholders	$206,954,522

Net assets applicable to common shareholders represented by
Paid-in capital	$152,726,277
Overdistributed net investment income	(3,010,094)
Accumulated net realized gains on investments	19,049,618
Net unrealized gains on investments	38,188,721

Net assets applicable to common shareholders	$206,954,522

Net asset value per share applicable to common shareholders
Based on $206,954,522 divided by 8,625,989 common shares issued and outstanding
(unlimited number of common shares authorized)	$23.99

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $20,571)	$2,566,273
Interest	3,567,459
Income from affiliate	237,917
Securities lending	10,635

Total investment income	6,382,284

Expenses
Advisory fee	870,407
Administrative services fee	72,534
Transfer agent fees	16,423
Trustees’ fees and expenses	25,037
Printing and postage expenses	35,104
Custodian and accounting fees	43,959
Professional fees	33,440
Interest expense	246,839
Auction agent fees	102,337
Other	9,435

Total expenses	1,455,515
Less: Expense reductions	(2,597)

Net expenses	1,452,918

Net investment income	4,929,366

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	30,963,269
Foreign currency related transactions	(1,975)
Interest rate swap transactions	413,111

Net realized gains on investments	31,374,405
Net change in unrealized gains or losses on investments	(5,559,460)

Net realized and unrealized gains or losses on investments	25,814,945
Distributions to preferred shareholders from net investment income	(2,099,042)

Net increase in net assets resulting from operations	$28,645,269

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007	Year Ended
	(unaudited)	August 31, 2006

Operations
Net investment income	$ 4,929,366	$ 36,736,843
Net realized gains or losses on investments	31,374,405	(9,308,966)
Net change in unrealized gains or losses on investments	(5,559,460)	3,906,424
Distributions to preferred shareholders from
Net investment income	(2,099,042)	(3,476,918)
Net realized gains	0	(135,685)

Net increase in net assets applicable to common
shareholders resulting from operations	28,645,269	27,721,698

Distributions to common shareholders from
Net investment income	(21,868,911)	(25,301,690)
Net realized gains	0	(25,391,606)

Total distributions to common shareholders	(21,868,911)	(50,693,296)

Capital share transactions
Net asset value of common shares issued under the
Automatic Dividend Reinvestment Plan	4,223,009	116,986
Cost of shares tendered	0	(32,097,815)
Net proceeds from refund of preferred share offering
expenses	0	81,984

Net increase (decrease) in net assets resulting from
capital share transactions	4,223,009	(31,898,845)

Total increase (decrease) in net assets applicable
to common shareholders	10,999,367	(54,870,443)
Net assets applicable to common shareholders
Beginning of period	195,955,155	250,825,598

End of period	$ 206,954,522	$ 195,955,155

Undistributed (overdistributed) net investment income	$ (3,010,094)	$ 16,701,227

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

Six Months Ended February 28, 2007 (unaudited)

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets applicable to common shareholders from operations	$28,645,269
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Purchase of investment securities including amortization of premium and accretion
of discount on long-term securities	(128,741,592)
Proceeds from disposition of investment securities	142,363,918
Purchase of short-term investment securities, net	(25,844,292)
Decrease in dividends and interest receivable	130,476
Decrease in receivable for securities sold	5,898,901
Increase in receivable for securities lending income	(6,529)
Increase in payable for securities purchased	1,239,310
Increase in payable for securities on loan	20,886,903
Decrease in accrued expenses	(28,497)
Unrealized depreciation on investments and foreign currency	5,561,044
Net realized gains from securities	(30,963,269)

Net cash provided by operating activities	19,141,642

Cash Flows from Financing Activities:
Cash distributions paid on common shares	(17,331,376)
Decrease in reverse repurchase agreements	(1,530,275)
Decrease in dividends payable on preferred shares	(173,854)

Net cash used in financing activities	(19,035,505)

Net increase in cash	106,137

Cash (including foreign currency):
Beginning of period	$0

End of period	$106,137

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The primary investment objective of the Fund is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the six months ended February 28, 2007, the advisory fee was equivalent to 0.86% of the Fund’s average daily net assets applicable to common shareholders.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

In addition, effective December 15, 2006, Crow Point Partners, LLC also became an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended February 28, 2007, the administrative fee was equivalent to 0.07% of the Fund’s average daily net assets applicable to common shareholders.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended February 28, 2007, the Fund paid brokerage commissions of $28,174 to Wachovia Securities, LLC.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended February 28, 2007 and the year ended August 31, 2006, the Fund issued 163,642 and 5,113 common shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $123,592,082 and $130,076,262, respectively, for the six months ended February 28, 2007.

During the six months ended February 28, 2007, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $4,120,850 (on an annualized basis) with an average interest rate of 5.99% and paid interest of $246,839 representing 0.24% of the Fund’s average daily net assets (on an annualized basis). The maximum amount outstanding under reverse repurchase agreements during the six months ended February 28, 2007 was $9,202,534 (including accrued interest). At February 28, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$7,741,266	Lehman Brothers	5.86%	04/17/2007

During the six months ended February 28, 2007, the Fund loaned securities to certain brokers. At February 28, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $26,628,387 and $28,062,598, respectively.

At February 28, 2007, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid by the	Received	Unrealized
Expiration	Amount	Counterparty	Fund	by the Fund[1]	Gain

11/16/2007	$43,000,000	Royal Bank of	Fixed-	Floating-5.32%	$174,583
		Scotland Greenwich	3.52%
		Capital

[1] This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of February 16, 2007 through March 16, 2007.

On February 28, 2007, the aggregate cost of securities for federal income tax purposes was $278,464,338. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,638,769 and $1,788,083, respectively, with a net unrealized appreciation of $37,850,686.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2006, the Fund incurred and elected to defer post-October capital and currency losses of $11,746,626 and $24,165, respectively.

6. AUCTION MARKET PREFERRED SHARES

The Fund has issued 3,200 shares of Auction Market Preferred Shares (“Preferred Shares”) with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 5.29% during the six months ended February 28, 2007. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on Preferred Shares through its most recent dividend payment date.

The Preferred Shares are redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Service Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

ADDITIONAL INFORMATION (unaudited)

MEETING OF SHAREHOLDERS

On December 15, 2006, a Meeting of Shareholders for the Fund was held to consider a number of proposals. On October 13, 2006, the record date for the meeting, the Fund had $200,090,933 of net assets of which $111,001,921 (55.48%) of net assets were represented at the meeting.

Proposal 1— Election of Trustees:

	Net Assets Voted	Net Assets voted
	“For”	“Abstain”

Patricia B. Norris	$ 106,126,627	$4,875,294
Dr. Russell A. Salton, III	106,075,431	4,926,490
Richard K. Wagoner	106,110,064	4,891,857

Proposal 2— To consider a Sub-Advisory Agreement with Crow Point Partners, LLC:

$81,093,323	voted “For”
3,361,188	voted “Against”
4,592,341	voted “Abstain”
21,955,069	voted “Non-Vote”

Proposal 3— To consider and vote upon such other matters as may properly come before the meeting or any adjournment thereof:

$100,992,759	voted “For”
4,808,643	voted “Against”
5,200,519	voted “Abstain”

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Utilities and High Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

Effective October 1, 2006, certain advisory personnel of EIMC were consolidated at TAG. In connection with the consolidation, the Board of Trustees approved a sub-advisory agreement with TAG. In approving that contract, the Trustees considered the factors described below, that the services previously provided by EIMC to the Fund would be provided by EIMC and TAG going forward, and that there would be no related change in the personnel managing the Fund or in the advisory fees paid by the Fund.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s

ADDITIONAL INFORMATION (unaudited) continued

requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

ADDITIONAL INFORMATION (unaudited) continued

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency

ADDITIONAL INFORMATION (unaudited) continued

with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. The Trustees noted that the Fund’s portfolio manager responsible for the management of portfolio assets allocated to utilities companies has informed EIMC of his intention to leave EIMC and form a new investment advisory firm. The Trustees considered that EIMC has taken steps to retain the services of the portfolio manager on a sub-advisory basis, subject to shareholder approval.

In the course of the Trustees’ review of advisory arrangements for the various funds managed exclusively or in part by the high-yield team at EIMC, representatives of EIMC noted that a number of members of the team had recently resigned from EIMC. Representatives of EIMC described the steps that EIMC had taken to continue effective management of the affected funds without interruption, including the steps taken to ensure additional members of the team would be retained and the appointment of a principal portfolio manager of the team with substantial experience in the high-yield space. The Trustees determined that the steps EIMC had taken to date appeared appropriate under the circumstances and approved the continuation of the various advisory agreements in question with the understanding that they would evaluate carefully the capabilities and performance of the high yield team going forward and following the hiring of the additional personnel.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees considered that, in light of the fact that the Fund is not making a continuous offering of its shares, the likelihood of substantial increases in economies of scale was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreement to EIMC in the future for reasonableness in light of future growth of the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

571535 rv2 04/2007

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 27, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: April 27, 2007